Related Party Transactions (Details Narrative) - LendingClub Corp [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016	Apr. 02, 2016	Dec. 31, 2015
Related Party Fund [Member]
Related Party Transaction [Line Items]
Ownership			15.00%
Investment	$ 1,010		$ 1,000
Related Party Fund [Member] | The Company, CEO, and Director [Member]
Related Party Transaction [Line Items]
Ownership		29.00%
Chief Executive Officer [Member] | Related Party Fund [Member]
Related Party Transaction [Line Items]
Ownership				2.00%
Director [Member] | Related Party Fund [Member]
Related Party Transaction [Line Items]
Ownership				10.00%
Related Party Fund [Member]
Related Party Transaction [Line Items]
Purchased	256,700
Affiliated Entity [Member] | Related Party Fund [Member]
Related Party Transaction [Line Items]
Interest paid	8,600
Affiliated Entity [Member] | Related Party Fund [Member] | Servicing Fees [Member]
Related Party Transaction [Line Items]
Fees earned	1,700
Affiliated Entity [Member] | Related Party Fund [Member] | Management Fees [Member]
Related Party Transaction [Line Items]
Fees earned	$ 81
The Company And A Director [Member] | Related Party Fund [Member]
Related Party Transaction [Line Items]
Ownership	27.00%